Operating Segment - Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018
Operating Segment - Disclosure Of Reconciliation Of Segment Ebitda To Profit Or Loss And Other Comprehensive Income
Segment EBITDA	$ (15,436)	$ (16,285)
Income tax (expense)/benefit	411	(174)
Other revenue
Any other reconciling items	(11,069)	(2,754)
Loss for the period	$ (26,094)	$ (19,213)	$ 37,593